Offerings - Offering: 1	Feb. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.375% Notes due 2035
Amount Registered | shares	400,000,000
Proposed Maximum Offering Price per Unit | shares	0.99604
Maximum Aggregate Offering Price | $	$ 398,416,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 60,997.49
Offering Note
(1)
The registration fee is calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended, or the Act. In accordance with Rules 456(b) and 457(r) under the Act, the registrants initially deferred payment of all of the registration fee for Registration Statement Nos. 333-281244 and 333-281244-01.

(2)	No separate consideration will be received for the guarantee. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantee being registered hereby.